Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Future Minimum Lease Payments
Future minimum lease payments under non-cancelable operating leases as of December 31, 2021, are as follows (in thousands):

Years Ended December 31,	Amount
2022	$279,093
2023	366,299
2024	418,156
2025	433,541
2026	403,582
Thereafter	1,641,237
Total minimum future lease payments	$3,541,908